Subsequent Events (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, ₪ in Thousands	1 Months Ended
	Mar. 30, 2020 ILS (₪)	Mar. 30, 2020 EUR (€)	Feb. 29, 2020 ILS (₪) ₪ / shares shares	Feb. 29, 2020 EUR (€)	Feb. 29, 2020 € / shares shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares
Disclosure of classes of share capital [line items]
Price per share						₪ 10.00	₪ 10.00	₪ 10.00
Israeli institutional investors Private Placement [Member]
Disclosure of classes of share capital [line items]
Issue of ordinary shares | shares			715,000		715,000
Number of warrants issued | shares			178,750		178,750
Price per share | € / shares					€ 18.9
Exercisable period of warrants			one year	one year
Price per share of warrants | € / shares					€ 21.6
Proceeds from private placement | €				€ 13,500
Israeli institutional investors Private Placement [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Price per share			₪ 70
Price per share of warrants			₪ 80
Proceeds from private placement | ₪			₪ 50,050
Repurchase of Debentures [Member]
Disclosure of classes of share capital [line items]
Repurchase of debentures | €		€ 3,900
Repurchase of Debentures [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Repurchase of debentures | ₪	₪ 15,000